COMPANY INFORMATION	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
COMPANY INFORMATION
1.	COMPANY INFORMATION

Melco Resorts & Entertainment Limited (the “Company”) was incorporated in the Cayman Islands, with its American depositary shares (“ADS”) listed on the NASDAQ Global Select Market in the United States of America. Effective March 29, 2017, the Company changed its name from Melco Crown Entertainment Limited to Melco Resorts & Entertainment Limited. In conjunction with the name change, the Company also changed its NASDAQ ticker symbol from “MPEL” to “MLCO” on April 6, 2017.

The Company together with its subsidiaries (collectively referred to as the “Group”) is a developer, owner and operator of casino gaming and entertainment casino resort facilities in Asia. The Group currently operates Altira Macau, a casino hotel located at Taipa, the Macau Special Administrative Region of the People’s Republic of China (“Macau”), City of Dreams, an integrated urban casino resort located at Cotai, Macau and Taipa Square Casino, a casino located at Taipa, Macau. The Group’s business also includes the Mocha Clubs, which comprise the non-casino based operations of electronic gaming machines in Macau. The Group also majority owns and operates Studio City, a cinematically-themed integrated entertainment, retail and gaming resort in Cotai, Macau, which commenced operations on October 27, 2015. In the Philippines, Melco Resorts and Entertainment (Philippines) Corporation (formerly known as Melco Crown (Philippines) Resorts Corporation) (“MRP”), a majority-owned subsidiary of the Company whose common shares are listed on The Philippine Stock Exchange, Inc. (the “PSE”) under the stock code of “MRP”, through MRP’s subsidiary, Melco Resorts Leisure (PHP) Corporation (formerly known as MCE Leisure (Philippines) Corporation) (“Melco Resorts Leisure”), currently operates and manages City of Dreams Manila, a casino, hotel, retail and entertainment integrated resort in the Entertainment City complex in Manila.

As of December 31, 2017 and 2016, Melco International Development Limited (“Melco International”), a company listed in the Hong Kong Special Administrative Region of the People’s Republic of China (“Hong Kong”), is the single largest shareholder of the Company due to the completion of the share repurchase by the Company from a subsidiary of Crown Resorts Limited (“Crown”), an Australian-listed corporation and the then major shareholder of the Company, followed by the cancellation of such shares with certain changes in the composition of the Board of Directors in May 2016.